Schedule Of Detailed Information About Intangible Assets (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Goodwill (Cost model)	$ 2,582,495	$ 2,582,495	$ 2,582,495
Total Intangible assets	$ 2,582,495	$ 2,582,495	$ 2,582,495